IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Net Loans and Acceptances by Interest Rate Sensitivity (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 449,687	$ 402,576
Fixed interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	217,002	193,661
Floating interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	209,092	190,330
Non interest sensitive [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 23,593	$ 18,585